Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 2,022,537,000,000	₩ 2,104,996,000,000
Bonds	8,220,833,000,000	7,466,852,000,000
Long-term payables — other	1,550,167,000,000	1,968,784,000,000
Maximum credit exposure	6,178,179,000,000	6,262,329,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	132,000,000,000
Bonds	347,340,000,000
Long-term payables — other	2,051,389,000,000
Floating-rate [member] | One Percentage Increase Decrease In Interest Rates [member] | Forecast [Member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	200,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 20,514,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 831,637,000,000	1,046,897,000,000
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	13,548,000,000	11,672,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,663,567,000,000	1,621,938,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 1,270,572,000,000	₩ 1,506,432,000,000